SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENTED INFORMATION

23. SEGMENTED INFORMATION

[a]	Magna is a leading global automotive supplier with 313 manufacturing operations and 88 product development, engineering and sales centres in 29 countries. Magna’s 119,000 employees are focused on delivering superior value to customers through innovative processes and World Class Manufacturing. The Company’s capabilities include body, chassis, interiors, exteriors, seating, powertrain, electronics, mirrors, closures and roof systems and modules, as well as complete vehicle engineering and contract manufacturing.

Magna’s success is directly dependent upon the levels of North American and European [and currently to a lesser extent on Rest of World] car and light truck production by its customers. OEM production volumes in each of North America and Europe may be impacted by a number of geographic factors, including general economic conditions, interest rates, consumer credit availability, fuel prices and availability, infrastructure, legislative changes, environmental emission and safety issues, and labour and/or trade relations.

Given the differences between the regions in which the Company operates, Magna’s operations are segmented on a geographic basis between North America, Europe and Rest of World. The Company maintains management teams in each of the Company’s two primary markets, North America and Europe. The role of the North American and European management teams is to manage Magna’s interests to ensure a coordinated effort across the Company’s different product capabilities. In addition to maintaining key customer, supplier and government contacts in their respective markets, the regional management teams centrally manage key aspects of the Company’s operations while permitting the divisions enough flexibility through Magna’s decentralized structure to foster an entrepreneurial environment.

Consistent with the above, the Company’s internal financial reporting separately segments key internal operating performance measures between North America, Europe and Rest of World for purposes of presentation to the chief operating decision maker to assist in the assessment of operating performance, the allocation of resources, and the long-term strategic direction and future global growth in the Company.

The Company’s chief operating decision maker uses Adjusted EBIT as the measure of segment profit or loss, since management believes Adjusted EBIT is the most appropriate measure of operational profitability or loss for its reporting segments. Adjusted EBIT represents income from operations before income taxes; interest expense (income), net; and other (income) expense, net.

The accounting policies of each segment are the same as those set out under “Significant Accounting Policies” [note 1] and intersegment sales and transfers are accounted for at fair market value.

As more fully described in notes 3 and 6, on August 31, 2012 the Company acquired the controlling 27% interest in the E-Car partnership. From August 31, 2010 to August 31, 2012, the Company held a 73% non-controlling interest in E-Car and accounted for this investment using the equity method of accounting. Prior to the deconsolidation of E-Car on August 31, 2010, 100% of the results of E-Car were fully consolidated.

For segment reporting purposes, prior to August 31, 2012 the Company recorded its proportionate share of the losses of E-Car in the Corporate and Other segment. Beginning on August 31, 2012, the consolidated results of E-Car are recorded in the Company’s North America and Europe segments. The footnotes to the following tables provide information regarding amounts that are recorded in each operating segment related to E-Car.

The following tables show certain information with respect to segment disclosures:

	2012
	Total sales	External sales	Depreciation and amortization	Adjusted EBIT	Goodwill	Fixed asset additions	Fixed assets, net
North America
Canada	$6,343	$5,907				$158	$660
United States	7,518	7,053				294	973
Mexico	3,520	3,281				163	573
Eliminations	(1,046)	—				—	—

North America	16,335	16,241	$432	$1,521	$701	615	2,206

Europe
Western Europe (excluding Great Britain)	10,089	9,927				246	1,490
Great Britain	961	952				15	58
Eastern Europe	1,847	1,684				117	584
Eliminations	(188)	—				—	—

Europe	12,709	12,563	283	165	611	378	2,132

Rest of World	2,111	2,010	59	(28)	160	270	686
Corporate and Other [i]	(318)	23	27	—	1	11	249

Total reportable segments	30,837	30,837	801	1,658	1,473	1,274	5,273
Other income, net				108
Interest expense, net				(16)

	$30,837	$30,837	$801	$1,750	$1,473	$1,274	$5,273
Current assets							9,135
Investments, goodwill, deferred tax assets and other assets							2,701

Consolidated total assets							$17,109

Included in the table above are the following amounts related to Magna’s share of the E-Car Partnership:

	Total sales	Equity loss	Amortization of intangibles	Adjusted EBIT

North America	$12	$—	$52	$(76)
Europe	12	—	—	(6)
Corporate and Other	—	35	—	(35)

Total reportable segments	$24	$35	$52	$(117)

For the year ended December 31, 2012, E-Car had total sales of $91 million and total adjusted EBIT loss of $130 million.

	2011
	Total sales	External sales	Depreciation and amortization	Adjusted EBIT	Goodwill	Fixed asset additions	Fixed assets, net
North America
Canada	$5,951	$5,552				$115	$586
United States	7,025	6,514				281	804
Mexico	2,902	2,698				162	477
Eliminations	(1,023)	—				—	—

North America	14,855	14,764	$358	$1,373	$644	558	1,867

Europe
Western Europe (excluding Great Britain)	10,124	9,963				284	1,111
Great Britain	913	909				7	53
Eastern Europe	1,708	1,557				132	438
Eliminations	(189)	—				—	—

Europe	12,556	12,429	259	(22)	393	423	1,602

Rest of World	1,599	1,506	38	56	158	236	485
Corporate and Other [i]	(262)	49	31	(40)	1	19	282

Total reportable segments	28,748	28,748	686	1,367	1,196	1,236	4,236
Other expense, net				(156)
Interest income, net				6

	$28,748	$28,748	$686	$1,217	$1,196	$1,236	4,236
Current assets							8,146
Investments, goodwill, deferred tax assets and other assets							2,297

Consolidated total assets							$14,679

Included in the table above are the following amounts related to Magna’s share of the E-Car Partnership:

	Total sales	Equity loss	Amortization of intangibles	Adjusted EBIT

North America	$—	$—	$—	$—
Europe	—	—	—	—
Corporate and Other	—	66	—	(66)

Total reportable segments	$—	$66	$—	$(66)

For the year ended December 31, 2011, E-Car had total sales of $92 million and total adjusted EBIT loss of $91 million.

	2010
	Total sales	External sales	Depreciation and amortization	Adjusted EBIT	Goodwill	Fixed asset additions	Fixed assets, net
North America
Canada	$5,122	$4,777				$126	$638
United States	5,808	5,348				130	668
Mexico	2,346	2,189				49	371
Eliminations	(906)	—				—	—

North America	12,370	12,314	$358	$1,116	$651	305	1,677

Europe
Western Europe (excluding Great Britain)	8,349	8,190				189	1,109
Great Britain	813	813				5	58
Eastern Europe	1,256	1,165				119	351
Eliminations	(129)	—				—	—

Europe	10,289	10,168	242	117	402	313	1,518

Rest of World	1,016	930	27	72	140	44	211
Corporate and Other [i]	(210)	53	29	(94)	1	84	336

Total reportable segments	23,465	23,465	656	1,211	1,194	746	3,742
Other expense, net				(25)
Interest income, net				11

	$23,465	$23,465	$656	$1,197	$1,194	$746	3,742
Current assets							7,485
Investments, goodwill, deferred tax assets and other assets							2,447

Consolidated total assets							$13,674

Included in the table above are the following amounts related to Magna’s share of the E-Car Partnership:

			Amortization
	Total sales	Equity loss	of intangibles	Adjusted EBIT

North America	$—	$—	$—	$—
Europe	—	—	—	—
Corporate and Other	8	30	—	(80)

Total reportable segments	$8	$30	$—	$(80)

For the year ended December 31, 2010, E-Car had total sales of $20 million and total adjusted EBIT loss of $89 million.

[i]	Included in Corporate and Other Adjusted EBIT are intercompany fees charged to the automotive segments.

[b]	The following table aggregates external revenues by customer as follows:

	2012	2011	2010

General Motors	$5,704	$6,202	$4,731
Fiat / Chrysler Group	4,637	3,864	3,102
BMW	4,100	4,191	3,090
Ford Motor Company	3,848	3,549	3,371
Volkswagen	3,835	3,187	2,567
Daimler AG	3,367	2,793	2,354
Other	5,346	4,962	4,250

	$30,837	$28,748	$23,465

[c]	The following table summarizes external revenues generated by automotive products and services:

	2012	2011	2010

Exterior and interior systems	$11,673	$11,020	$8,637
Body systems and chassis systems	7,123	6,056	4,801
Powertrain systems	3,825	3,667	3,064
Complete vehicle assembly	2,561	2,690	2,163
Tooling, engineering and other	2,317	2,065	2,005
Vision and electronic systems	2,132	2,066	1,756
Closure systems	1,206	1,184	1,039

	$30,837	$28,748	$23,465